Valent Technologies LLC Agreement (Detail Textuals)	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended	3 Months Ended		9 Months Ended				1 Months Ended	6 Months Ended				0 Months Ended
	Mar. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2014 Series A Preferred Stock [Member] USD ($)	Mar. 31, 2015 Series A Preferred Stock [Member]	Jun. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Warrants	Mar. 31, 2015 Valent Technologies, LLC [Member] USD ($)	Mar. 31, 2014 Valent Technologies, LLC [Member] USD ($)	Mar. 31, 2015 Valent Technologies, LLC [Member] USD ($)	Mar. 31, 2014 Valent Technologies, LLC [Member] USD ($)	Sep. 30, 2014 Valent Technologies, LLC [Member] USD ($)	Sep. 30, 2014 Valent Technologies, LLC [Member] Series A Preferred Stock [Member] USD ($)	Jan. 25, 2013 DelMar Pharmaceuticals, Inc [Member]	Jun. 30, 2014 Loan agreement [Member] Valent Technologies, LLC [Member] USD ($)	Dec. 31, 2013 Loan agreement [Member] Valent Technologies, LLC [Member] USD ($)	Dec. 31, 2012 Loan agreement [Member] Valent Technologies, LLC [Member] USD ($)	Feb. 03, 2011 Loan agreement [Member] Valent Technologies, LLC [Member] USD ($)	Feb. 01, 2012 Loan agreement [Member] Valent Technologies, LLC [Member] Warrants CAD	Sep. 12, 2010 Assignment Agreement [Member] USD ($)	Sep. 12, 2010 Assignment Agreement [Member] Valent Technologies, LLC [Member] USD ($)
Agreement [Line Items]
Preferred stock, Par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001											$ 1.00
Preferred stock, Shares issued		1		1		1			278,530	278,530
Interest expense	$ 2,015	$ 4,067	$ 3,947	$ 2,091	$ 6,088	$ 8,020	$ 7,521
Preferred stock, shares designated		5,000,000		5,000,000		5,000,000	5,000,000		278,530
Loan payable							264,352										278,530			276,439	272,372	264,352
Consideration to acquire the prototype drug product																									250,000
Preferred Stock, dividend rate percentage									3.00%
Leaset amount of financing transaction																										2,000,000
Issuance of common shares to Valent for future royalty reduction																			1,150,000
Loan amount																							250,000
Unsecured loan interest bearing rate																							3.00%
Aggregate accrued interest																	28,530			26,439	22,372	14,352
Number of warrants issued												200,000												500,000
Accrued dividend payable													2,089		4,178
Loans payable to accured interest									2,091					2,015		6,088
Exercise price of warrants (in Canadian dollars per warrant)																								0.50
Fair value of the contingent warrants								89,432
Maturity date of loan																				Jun. 30, 2019
Term of loan																				5 years
Dividends payable				$ 4,178